FAIR VALUE MEASUREMENTS (Details 2) - Non-recurring ¥ in Thousands	Mar. 31, 2015 JPY (¥)
Assets:
Assets	¥ 0
Liabilities	0
Total losses
Assets:
Property and equipment	¥ 34,884